Contingent consideration payable (Tables)	9 Months Ended
Sep. 30, 2024
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable

Contingent consideration payable is comprised of the following balances:

Balance as of December 31, 2023	$18,706
Payments made during the period	(8,949)
Additions in the period	—
Fair value loss and other	452
Balance as of September 30, 2024	$10,209
Current	$9,884
Non-current	$325